Consolidated Cash Flow Statements - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating activities
Net profit / (loss) for the period	€ (232,346)	€ (206,818)
Reversal of finance income	(80,374)	(84,171)
Reversal of finance expenses	18,652	14,833
Reversal of gain and loss on disposal of property, plant and equipment	21	14
Reversal of income taxes (expenses)	868	195
Increase / (decrease) in provisions	3,625	3,529
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(1,203)	(1,275)
Share of profit / (loss) of associate	8,677	6,039
Share-based payment	33,568	36,770
Depreciation	8,969	8,584
Amortization	222	222
Changes in working capital:
Inventories	(37,246)	(25,917)
Receivables	(10,715)	(5,698)
Prepayments	(12,779)	(9,637)
Contract liabilities (deferred income)	(9,118)	(1,865)
Trade payables, accrued expenses and other payables	9,316	7,960
Cash flows generated from / (used in) operations	(299,863)	(257,235)
Finance income received	8,403	3,828
Finance expenses paid	(7,746)	(1,242)
Income taxes received / (paid)	(966)	(532)
Cash flows from / (used in) operating activities	(300,172)	(255,181)
Investing activities
Acquisition of property, plant and equipment	(1,529)	(7,544)
Reimbursement from acquisition of property, plant and equipment	0	9,535
Purchase of marketable securities	0	(89,700)
Settlement of marketable securities	259,132	136,139
Cash flows from / (used in) investing activities	257,603	48,430
Financing activities
Payment of principal portion of lease liabilities	(5,085)	(3,163)
Net proceeds from convertible senior notes	0	503,281
Proceeds from exercise of warrants	2,074	686
Acquisition of treasury shares, net of transaction costs	0	(105,304)
Cash flows from / (used in) financing activities	(3,011)	395,500
Increase / (decrease) in cash and cash equivalents	(45,580)	188,749
Cash and cash equivalents at January 1	444,767	446,267
Effect of exchange rate changes on balances held in foreign currencies	(4,965)	37,371
Bank deposits	394,222	670,244
Short-term marketable securities	0	2,143
Cash and cash equivalents at June 30	€ 394,222	€ 672,387